INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Narrative) (Details) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) member vice-president $ / shares MW shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 R$ / shares	Jun. 30, 2022	Dec. 31, 2021 R$ / shares	Aug. 05, 2021 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2019
Disclosure of unconsolidated structured entities [line items]
Investments in associates	$ 725,700	$ 681,700
Revenue	16,414,466	16,090,744	$ 8,735,435
Net sales	16,414,466	16,090,744	8,735,435
Non-current assets	8,647,510	8,491,363
Current assets	8,844,038	8,606,544
Non-current liabilities	1,506,325	1,649,105
Current liabilities	2,216,830	3,213,764
Usiminas' shareholders' equity	13,768,393	12,235,038	$ 8,443,153					$ 7,714,873
Borrowings	1,031,865	1,479,038
Non-consolidated parties
Disclosure of unconsolidated structured entities [line items]
Investments in associates	356,200	653,900
Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement							$ 68,000
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS
Disclosure of unconsolidated structured entities [line items]
Revenue	6,297,000	6,270,000
Net sales	6,297,000	6,270,000
Usiminas' shareholders' equity	$ 4,437,784	3,897,000
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS | Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C.
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	20.40%
Usiminas Control Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	68.60%
Number of executive board members | member	6
Number of vice-presidents | vice-president	5
Usiminas Control Group | Ternium Investments and NSC Group
Disclosure of unconsolidated structured entities [line items]
Length between electing chief executive officer	4 years
Usiminas Control Group | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Number of board members to elect | member	3
Usiminas Control Group | NSC Group
Disclosure of unconsolidated structured entities [line items]
Number of board members to elect | member	3
Usiminas Control Group | T/T Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	47.10%
Usiminas Control Group | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	39.50%
Usiminas Control Group | TenarisConfab
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	7.60%
Usiminas Control Group | NSC Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	45.90%
Usiminas Control Group | Previdencia Usiminas
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	7.00%
Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 580,000	419,000
Number of megawatts (MW) | MW	900
Net sales	$ 580,000	419,000
Profit (loss) from continuing operations	55,000	45,000
Non-current assets	766,000	791,000
Current assets	131,000	91,000
Non-current liabilities	527,000	614,000
Current liabilities	181,000	134,000
Usiminas' shareholders' equity	189,000	$ 134,000
Subordinated liabilities	$ 126,800
Techgen S.A. de C.V. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	48.00%
Proportion of ownership interest in associate's power supply (percent)	78.00%
Techgen S.A. de C.V. | Tecpetrol International S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	30.00%
Techgen S.A. de C.V. | Ternium Investments S.à.r.l.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	22.00%
Proportion of ownership interest in associate's power supply (percent)	22.00%
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Borrowings	$ 344,000
Debt instrument, average life					4 years 3 months 18 days
Debt instrument, percentage of debt service reserve account					10.00%
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement	$ 51,000
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | London Interbank Offered Rate (LIBOR)1 | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Borrowings, adjustment to interest rate basis									1.70%
Ordinary shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)	$ 1.42	$ 2.60		R$ 7.41		R$ 14.51
Ordinary shares | Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS | Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	242.6
Ordinary shares | Usiminas Control Group
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	483.6
Preferred shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)	$ 1.37	$ 2.72		R$ 7.16		R$ 15.16
Preferred shares | Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS | Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	8.5